Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,182	$ 894	[1]	$ 897	[1]
Accounts Payable [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable related to restructuring charges		$ 900		$ 900

[1]	Recast (refer to note 1)